ASSET ACQUISITION (Details)	12 Months Ended
Mar. 31, 2021 USD ($)
Consideration paid	$ 10,136,000
Allocated percentage	100.00%
Vehicles
Consideration paid	$ 202,000
Allocated percentage	2.00%
Buildings
Consideration paid	$ 2,797,000
Allocated percentage	26.60%
Land
Consideration paid	$ 122,000
Allocated percentage	1.20%
Equipment
Consideration paid	$ 7,015,000
Allocated percentage	69.20%